Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

Form N1-A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.   __

☐

Post-Effective Amendment No. 39

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 40

☒

 (Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

     ☐ Immediately upon filing pursuant to paragraph (b)

☒ On November 12 , 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐  On [date] pursuant to paragraph (a)(1)

    ☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 37 to its Registration Statement until November 12, 2014.  Post-Effective Amendment No. 37 to the Trust’s Registration Statement relates to the Dunham Dynamic Macro Fund.   Parts A, B and C of Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, filed on September 5, 2014, are incorporated by reference herein.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 6th day of November 2014.

DUNHAM FUNDS

By: /s/ Joseph P. Kelly

       Joseph P. Kelly

     Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 6th day of November 2014.

Signature

      Title

Jeffrey A. Dunham*

      Trustee, President and Principal Executive

      Officer

Denise S. Iverson*

     Treasurer and Principal Financial Officer

Timothy M. Considine*

     Trustee

Henry R. Goldstein*

     Trustee

Paul A. Rosinack*

     Trustee

*By: /s/ Joseph P. Kelly

          Joseph P. Kelly

         Attorney-in-Fact

         November 6, 2014